ORGANIZATION AND BUSINESS OPERATION (Details Narrative)												1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 04, 2024 shares	Mar. 27, 2024 shares	Jan. 19, 2024 USD ($) $ / shares shares	Dec. 21, 2023 USD ($)	Aug. 14, 2023 shares	Jul. 25, 2023 USD ($)	Jul. 20, 2023 USD ($) $ / shares shares	Aug. 16, 2022	Feb. 08, 2022 USD ($) $ / shares shares	Feb. 08, 2022 USD ($) $ / shares	Jan. 27, 2022 USD ($) $ / shares shares	Feb. 27, 2024 USD ($)	Mar. 31, 2021 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2024 ₪ / shares	Jan. 28, 2024 USD ($)	Jan. 25, 2024 USD ($)	Mar. 31, 2022 shares	Feb. 28, 2021 shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares																			42,735	1,565,000
Sale of stock price per share | ₪ / shares																₪ 0.00286
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares | shares													33,754
Trust account														$ 6,672,000	$ 20,569,000
Issued | shares														5,912,223	5,912,223
Common stock shares outstanding | shares														5,912,223	5,912,223
Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from Issuance initial public offering										$ 15,000,000					$ 115,000,000
Shares issued | shares														4,000,000
Proceeds from Issuance of Private Placement															5,450,000
Deferred offering costs														3,471,734	131,420
Other underwriting expense														2,300,000
Other offering costs														1,171,734
Trust account														$ 445,468	115,171
Public Shares properly exercised | shares							9,122,682							9,122,682
Stock redemption price per share | $ / shares							$ 10.50							$ 10.50
Equity Method Investment, Aggregate Cost							$ 95,826,230							$ 95,826,230
Issued | shares							2,377,318							2,377,318
Common stock shares outstanding | shares							2,377,318							2,377,318
Principal amount						$ 180,000
Principal amount						180,000
Trust Account						90,000
Deposits						30,000
Compensation and benefits trust														$ 90,000
Tangible assets acquired														$ 5,000,001
Percentage of aggregate shares														15.00%
Revenue remaining performance obligation, percentage														100.00%
Cash														$ 445,468	115,171
Working capital														3,861,502	116,657
Escrow account														30,000
Asset, Held-in-Trust, Noncurrent														$ 25,507,894	$ 117,851,869
Earnout shares description														The Earnout Rights will be automatically (unless Zooz determines otherwise) converted into Zooz ordinary shares on a one-for-one basis (with the number of rights being subject to adjustment based on share splits, reorganizations and similar occurrences. Twenty-Five percent (25%) of the Earnout Shares will be issuable if, during such five-year period, the volume-weighted average price (“VWAP”) of the combined company’s ordinary shares for any twenty trading days in any thirty consecutive trading day period during such five-year period equals or exceeds $12. Thirty-Five percent (35%) of the Earnout Shares will be issuable if the VWAP of the combined company’s ordinary shares for any twenty trading days in any thirty consecutive trading day period during such five-year period equals or exceeds $16. The remaining 40% of the Earnout Shares will be issuable if the VWAP of the combined company’s ordinary shares for any twenty trading days in any thirty consecutive trading day period during such five-year period equals or exceeds $23.
Effective Income Tax Rate Reconciliation, Tax Contingency, Domestic, Percent								1.00%
Keyarch Acquisition Corporation [Member] | UNITED STATES
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Effective Income Tax Rate Reconciliation, Tax Contingency, Domestic, Percent								1.00%
Keyarch Acquisition Corporation [Member] | Second Working Capital Loan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal						1,000,000
Keyarch Acquisition Corporation [Member] | Third Working Capital Loan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal				$ 600,000
Keyarch Acquisition Corporation [Member] | Business Acquisitions [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired														50.00%
Keyarch Acquisition Corporation [Member] | Zooz Power Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proposed business combination														(i) each outstanding Zooz warrant (except for certain continuing warrants) will be exercised in accordance with their respective terms and (ii) each then-outstanding Zooz ordinary share will be converted into such number of Zooz ordinary shares as is determined by dividing $60,000,000 by $10.00 per share, which is in turn divided by the number of Zooz ordinary shares and specified Zooz continuing warrants and options, resulting in the Zooz ordinary shares valued at $10.00 per share having a total value of $60,000,000, on a fully-diluted basis. In addition, as a result of the Recapitalization, each Zooz continuing warrant and each Zooz option to purchase Zooz ordinary shares which has not been exercised prior to the Recapitalization will be adjusted to reflect the foregoing applicable conversion ratio. The Business Combination Agreement does not provide for any purchase price adjustments.
Keyarch Acquisition Corporation [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Public Shares properly exercised | shares			337,446
Stock redemption price per share | $ / shares			$ 10.91
Equity Method Investment, Aggregate Cost			$ 3,682,928
Common stock shares outstanding | shares			2,039,872
Shares redeemed | shares	2,000,000	2,010,480	337,446
Principal amount																		$ 150,000
Deposits																		$ 150,000
IPO [Member] | Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of private units sold, shares | shares											500,000
Sale of stock price per share | $ / shares											$ 10.00
Deferred offering costs														$ 3,471,734
IPO [Member] | Keyarch Acquisition Corporation [Member] | Trust Account [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock price per share | $ / shares											$ 10.10
Partners capital account | shares											116,150,000
Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares																			352,276
Private Placement [Member] | Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | $ / shares									$ 10.00	$ 10.00
Shares issued | shares											450,000
Sponsor shares | shares											50,000
Sale of stock price per share | $ / shares									$ 10.00	10.00	$ 10.00
Aggregate purchase price											$ 5,000,000
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares | shares									45,000
Proceeds from Issuance of Private Placement									$ 450,000
Private Placement [Member] | Keyarch Acquisition Corporation [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares | shares									40,500
Private Placement [Member] | Keyarch Acquisition Corporation [Member] | Early Bird Capital [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares | shares									4,500
Over-Allotment Option [Member] | Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | $ / shares									$ 10.00	$ 10.00
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares | shares									1,500,000
Proceeds from Issuance of Private Placement									$ 15,000,000
Public Shares properly exercised | shares									1,500,000
Sponsor [Member] | Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal amount						180,000
Principal amount						180,000
Trust Account						90,000
Deposits						$ 30,000
Asset, Held-in-Trust, Noncurrent														$ 90,000
Sponsor [Member] | Keyarch Acquisition Corporation [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Trust Account												$ 25,000
Deposits																	$ 25,000
Common Class A [Member] | Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | $ / shares														$ 9.20
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares | shares					2,874,999
Issued | shares					5,997,317									3,619,999	745,000
Common stock shares outstanding | shares					5,997,317									3,619,999	745,000
Common Class A [Member] | IPO [Member] | Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of private units sold, shares | shares											10,000,000
Share price | $ / shares											$ 10.00
Proceeds from Issuance initial public offering											$ 100,000,000